Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net
Property and equipment, net, consisted of the following:

	December 31,	June 30,
	2020	2021
Laboratory equipment	$2,500	$2,500
Less: accumulated amortization	(1,952)	(2,371)

Property and equipment, net	$548	$129

Property and equipment, net, consisted of the following:

	December 31,
	2019	2020
Laboratory equipment	$2,500	$2,500
Less: accumulated depreciation	(1,115)	(1,952)

	$1,385	$548